Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2016
Stock Option And Restricted Stock Plans Abstract [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of the Company’s nonvested restricted shares as of December 31, 2016, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested, beginning of year	140,000	$8.39
Granted	40,000	8.17
Vested	(10,000)	9.94
Forfeited	—	—
Nonvested, end of year	170,000	$8.75